Bank Loans - Schedule of Bank Loans Comprised (Details)	6 Months Ended
	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 SGD ($)
Schedule of Bank Loans Comprised [Line Items]
Loans	$ 3,922,098	$ 3,056,736	$ 3,669,815
Mortgage loan I [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount	$ 3,270,400
Maturity date	Jul. 31, 2030
Interest Rate	Subsequent years- 1.30% to 2.00% over the applicable 3-month Compounded Singapore Overnight Rate Average (“SORA”)
Repayment method	Monthly repayment
Loans	$ 1,272,919	992,064	1,364,353
Mortgage loan I [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount	$ 1,062,500
Maturity date	May 31, 2036
Interest Rate	1.30% to 2.00% over the applicable 3-month SORA
Repayment method	Monthly repayment
Loans	$ 689,861	537,653	708,010
Mortgage loan I [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount	$ 887,000
Maturity date	Mar. 31, 2031
Interest Rate	1.30% to 2.00% over the applicable 3-month SORA
Repayment method	Monthly repayment
Loans	$ 600,208	467,780	644,691
Mortgage loan I [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount	$ 907,000
Maturity date	Aug. 31, 2036
Interest Rate	1.30% to 2.00% over the applicable 3-month SORA
Repayment method	Monthly repayment
Loans	$ 615,744	479,888	634,075
Term loan I [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount	$ 960,000
Maturity date	Aug. 31, 2036
Interest Rate	1.30% to 2.00% over the applicable 3-month SORA
Repayment method	Monthly repayment
Loans	$ 68,886	53,687	70,937
Term loan II [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount	$ 200,000
Maturity date	Aug. 31, 2036
Interest Rate	1.30% to 2.00% over the applicable 3-month SORA
Repayment method	Monthly repayment
Loans	$ 16,253	12,667	17,248
Trust receipts [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount	$ 1,000,000
Maturity date
Interest Rate	Prevailing Cost of Funds plus 1.50%
Repayment method	Upon 90 to 120 days
Loans	$ 658,227	$ 512,997	$ 230,501